Annual Total Returns	Jul. 31, 2021
Eaton Vance Arizona Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Arizona Municipal Income Fund | Class A
Bar Chart Table:
2011	11.71%
2012	7.75%
2013	(3.72%)
2014	9.48%
2015	2.65%
2016	0.69%
2017	4.87%
2018	0.86%
2019	6.34%
2020	4.70%
Eaton Vance Connecticut Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Connecticut Municipal Income Fund | Class A
Bar Chart Table:
2011	10.67%
2012	6.40%
2013	(4.49%)
2014	10.07%
2015	2.79%
2016	1.18%
2017	3.24%
2018	1.35%
2019	5.82%
2020	4.51%
Eaton Vance Minnesota Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Minnesota Municipal Income Fund | Class A
Bar Chart Table:
2011	10.47%
2012	7.12%
2013	(2.26%)
2014	7.79%
2015	3.04%
2016	(0.20%)
2017	4.13%
2018	0.35%
2019	6.43%
2020	4.17%
Eaton Vance Municipal Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Municipal Opportunities Fund | Class A
Bar Chart Table:
2012	9.17%
2013	(4.99%)
2014	14.15%
2015	4.03%
2016	0.38%
2017	5.82%
2018	1.05%
2019	6.57%
2020	4.02%
Eaton Vance New Jersey Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance New Jersey Municipal Income Fund | Class A
Bar Chart Table:
2011	9.47%
2012	11.75%
2013	(3.06%)
2014	8.19%
2015	3.48%
2016	0.57%
2017	4.77%
2018	1.99%
2019	8.11%
2020	5.38%
Eaton Vance Pennsylvania Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Pennsylvania Municipal Income Fund | Class A
Bar Chart Table:
2011	8.26%
2012	8.47%
2013	(1.33%)
2014	7.81%
2015	3.52%
2016	0.03%
2017	3.23%
2018	1.77%
2019	5.81%
2020	4.61%